Provision for Employee Benefits - Schedule of Significant Actuarial Assumption (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Plan A [Member] | % Change (+) in Assumption [Member] | Discount Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 5,911,032	$ 5,070,154
Amount Change in Liability	$ (580,882)	$ (457,634)
Percentage of Change in Liability	(8.95%)	(8.28%)
Plan A [Member] | % Change (+) in Assumption [Member] | Salary Increase Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 6,943,004	$ 5,879,873
Amount Change in Liability	$ 451,090	$ 352,086
Percentage of Change in Liability	6.95%	6.37%
Plan A [Member] | % Change (+) in Assumption [Member] | Turnover Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 6,212,256	$ 5,319,429
Amount Change in Liability	$ (279,657)	$ (208,359)
Percentage of Change in Liability	(4.31%)	(3.77%)
Plan A [Member] | % Change (+) in Assumption [Member] | Life Expectancy [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 6,508,466	$ 5,540,629
Amount Change in Liability	$ 16,552	$ 12,841
Percentage of Change in Liability	0.26%	0.23%
Plan A [Member] | % Change (-) in Assumption [Member] | Discount Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 7,171,409	$ 6,060,911
Amount Change in Liability	$ 679,495	$ 533,123
Percentage of Change in Liability	10.47%	9.64%
Plan A [Member] | % Change (-) in Assumption [Member] | Salary Increase Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 6,100,759	$ 5,221,419
Amount Change in Liability	$ (391,154)	$ (306,369)
Percentage of Change in Liability	(6.03%)	(5.54%)
Plan A [Member] | % Change (-) in Assumption [Member] | Turnover Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 6,598,498	$ 5,601,164
Amount Change in Liability	$ 106,584	$ 73,376
Percentage of Change in Liability	1.64%	1.33%
Plan A [Member] | % Change (-) in Assumption [Member] | Life Expectancy [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 6,475,487	$ 5,515,047
Amount Change in Liability	$ (16,427)	$ (12,741)
Percentage of Change in Liability	(0.25%)	(0.23%)
Plan B [Member] | % Change (+) in Assumption [Member] | Discount Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 1,483	$ 18,348
Amount Change in Liability	$ (281)	$ (2,590)
Percentage of Change in Liability	(15.91%)	(12.37%)
Plan B [Member] | % Change (+) in Assumption [Member] | Salary Increase Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 1,995	$ 23,546
Amount Change in Liability	$ 231	$ 2,608
Percentage of Change in Liability	13.10%	12.46%
Plan B [Member] | % Change (+) in Assumption [Member] | Turnover Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 1,559	$ 19,029
Amount Change in Liability	$ (205)	$ (1,909)
Percentage of Change in Liability	(11.61%)	(9.12%)
Plan B [Member] | % Change (+) in Assumption [Member] | Life Expectancy [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 1,770	$ 20,992
Amount Change in Liability	$ 6	$ 54
Percentage of Change in Liability	0.33%	0.26%
Plan B [Member] | % Change (-) in Assumption [Member] | Discount Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 2,113	$ 24,001
Amount Change in Liability	$ 349	$ 3,063
Percentage of Change in Liability	19.78%	14.63%
Plan B [Member] | % Change (-) in Assumption [Member] | Salary Increase Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 1,578	$ 18,711
Amount Change in Liability	$ (186)	$ (2,227)
Percentage of Change in Liability	(10.54%)	(10.63%)
Plan B [Member] | % Change (-) in Assumption [Member] | Turnover Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 1,947	$ 22,192
Amount Change in Liability	$ 183	$ 1,254
Percentage of Change in Liability	10.40%	5.99%
Plan B [Member] | % Change (-) in Assumption [Member] | Life Expectancy [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 1,758	$ 20,884
Amount Change in Liability	$ (6)	$ (54)
Percentage of Change in Liability	(0.34%)	(0.26%)